UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21566______

_______BlackRock Global Floating Rate Income Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Global Floating Rate Income Trust

      40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___December 31, 2006
Date of reporting period:__September 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2006

BlackRock Global Floating Rate Income Trust (BGT)
	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—159.6%
			Corporate Bonds—21.4%
			Aerospace & Defense—0.1%
B	$ 671		DI Finance/DynCorp Intl., 9.50%, 2/15/13	$ 694,485

			Automotive—0.3%
			Autonation, Inc.,
BB+	60	[2]	7.00%, 4/15/14	59,700
BB+	70	[2,3]	7.507%, 4/15/13	71,050
BB-	150	[2,3]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.905%, 5/15/14	147,000
B3	775	[3]	Delco Remy Intl., Inc., 9.507%, 4/15/09	751,750
B	250		Lear Corp., 8.11%, 5/15/09	242,500
CCC+	120		Metaldyne Corp., 10.00%, 11/01/13	121,500

			Total Automotive	1,393,500

			Basic Materials—2.0%
B+	1,000	[3]	Abitibi-Consolidated, Inc., 8.89%, 6/15/11 (Canada)	980,000
B+	970		AK Steel Corp., 7.75%, 6/15/12	943,325
B+	260	[3]	Boise Cascade LLC, 8.382%, 10/15/12	261,300
BB-	2,040	[3]	Bowater, Inc., 8.39%, 3/15/10	2,060,400
BB+	10		Chemtura Corp., 6.875%, 6/01/16	9,850
B-	90		CPG International I, Inc., 10.50%, 7/01/13	91,350
B2	20		Domtar, Inc., 7.125%, 8/15/15 (Canada)	18,650
B+	70		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	70,525
BB-	190		Georgia Gulf Corp., 9.50%, 10/15/14	188,678
Ba3	750		Hercules, Inc., 6.75%, 10/15/29	713,437
			Ineos Group Holdings PLC (United Kingdom)
B2	225		7.875%, 2/15/16 (EUR)	266,766
B2	430	[2]	8.50%, 2/15/16	409,575
			Lyondell Chemical Co.,
BB-	100		8.00%, 9/15/14	100,500
BB-	170		8.25%, 9/15/16	172,763
BB+	300		11.125%, 7/15/12	328,125
B-	565		Nalco Co., 8.875%, 11/15/13	591,837
			NewPage Corp.,
B3	55		10.00%, 5/01/12	57,338
B3	1,500	[3]	11.739%, 5/01/12	1,620,000
B-	50		PQ Corp., 7.50%, 2/15/13	47,500

			Total Basic Materials	8,931,919

			Building & Development—0.2%
B+	1,000	[3]	Ainsworth Lumber Co. Ltd., 9.117%, 10/01/10 (Canada)	810,000
B-	20		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	19,050

			Total Building & Development	829,050

			Consumer Products—1.3%
B3	45		ALH Finance LLC, 8.50%, 1/15/13	43,988
CCC+	700	[3]	Ames True Temper, Inc., 9.507%, 1/15/12	705,250
B3	400		Cenveo Corp., 7.875%, 12/01/13	380,000
B-	75		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	66,375
B2	505	[2]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	472,175
B-	400		Lazydays RV Center, Inc., 11.75%, 5/15/12	378,000
B	180	[3]	Levi Strauss & Co., 10.122%, 4/01/12	185,400
B3	530	[2,3]	Nutro Products, Inc., 9.23%, 10/15/13	547,225
B+	80	[2]	Quebecor World Capital Corp., 8.75%, 3/15/16 (Canada)	77,200
BB+	2,000	[2]	Reynolds American, Inc., 7.625%, 6/01/16	2,087,500
B	825		United Rentals NA, Inc., 7.00%, 2/15/14	781,687

			Total Consumer Products	5,724,800

BlackRock Global Floating Rate Income Trust (BGT) (continued)
	Principal
	Amount
Rating[1]	(000)		Description	Value

			Containers & Packaging—0.2%
			Berry Plastics Holding Corp.,
B2	$ 110	[2]	8.875%, 9/15/14	$ 110,550
B2	500	[2,3]	9.265%, 9/15/14	502,500
B+	215		Smurfit-Stone Container Enterprises, Inc., 9.75%, 2/01/11	221,719

			Total Containers & Packaging	834,769

			Ecological Services & Equipment—0.1%
BB-	625		Allied Waste NA, Inc., 5.75%, 2/15/11	596,094

			Energy—7.9%
BB+	750	[2]	AES Corp., 9.00%, 5/15/15	804,375
Ba1	130		ANR Pipeline Co., 9.625%, 11/01/21	160,225
CCC+	35		Chaparral Energy, Inc., 8.50%, 12/01/15	34,825
BB-	70		Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	69,300
B+	375		El Paso Production Holding Co., 7.75%, 6/01/13	384,375
Ba3	505		Foundation Pennsylvania Coal Co., 7.25%, 8/01/14	492,375
BB+	14,430		Gazprom OAO, 9.625%, 3/01/13 (Germany)	17,051,931
BB+	40		Grant Prideco, Inc., 6.125%, 8/15/15	38,300
B-	730		KCS Energy, Inc., 7.125%, 4/01/12	700,800
			Pemex Project Funding Master Trust,
BBB	800	[4]	9.375%, 12/02/08	860,400
Baa1	12,700	[3]	Ser. 15, 7.307%, 10/15/09	13,112,750
			Reliant Energy, Inc.,
BB-	180		6.75%, 12/15/14	171,000
BB-	750		9.25%, 7/15/10	776,250
B1	300		Whiting Petroleum Corp., 7.25%, 5/01/13	294,000
BB+	490		Williams Cos., Inc., 8.75%, 3/15/32	536,550

			Total Energy	35,487,456

			Entertainment & Leisure—0.1%
B3	130	[2]	Greektown Holdings LLC, 10.75%, 12/01/13	136,825
B	60	[2]	Pokagon Gaming Authority, 10.375%, 6/15/14	63,975
B3	25		Poster Financial Group, Inc., 8.75%, 12/01/11	26,094
			Travelport, Inc.,
B-	220	[2]	9.875%, 9/01/14	212,300
B-	150	[2]	11.875%, 9/01/16	144,000
BB-	20		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	19,425

			Total Entertainment & Leisure	602,619

			Financial Institutions—4.0%
B+	92		AES Ironwood LLC, 8.857%, 11/30/25	100,684
Ba2	2,000		Alrosa Finance Ltd., 8.125%, 5/06/08 (Luxembourg)	2,060,500
BB+	140		American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	139,300
Ba3	630		Crum & Forster Holdings Corp., 10.375%, 6/15/13	645,750
BB-	60		Ford Motor Credit Co., 7.25%, 10/25/11	56,974
			General Motors Acceptance Corp.,
BB	3,000	[3]	6.407%, 1/16/07	2,998,144
BB	200		6.875%, 8/28/12	198,454
			Kazkommerts Intl. BV (Netherlands)
Baa1	3,000	[2]	8.50%, 4/16/13	3,150,000
BB+	5,455		8.50%, 4/16/13	5,711,494
BBB	25	[3]	Marsh & McLennan Cos., Inc., 5.64%, 7/13/07	25,000
B+	750	[2]	Rainbow National Services LLC, 8.75%, 9/01/12	802,500
A2	2,000	[3]	Sberbank, 7.235%, 10/24/06 (Russia)	2,003,000
B-	300	[3]	Universal City Florida Holding Co. I/II, 10.239%, 5/01/10	309,375

			Total Financial Institutions	18,201,175

			Health Care—0.7%
B	280	[2]	Angiotech Pharmaceuticals, Inc., 7.75%, 4/01/14 (Canada)	267,400
CCC+	1,915	[2,3]	Healthsouth Corp., 11.418%, 6/15/14	1,958,087
B-	150		Tenet Healthcare Corp., 6.875%, 11/15/31	116,250
B-	600		Universal Hospital Services, Inc., 10.125%, 11/01/11	633,000

			Total Health Care	2,974,737

BlackRock Global Floating Rate Income Trust (BGT) (continued)
	Principal
	Amount
Rating[1]	(000)		Description	Value

			Industrials—0.2%
B	$ 150	[2,3]	Impress Holdings BV, 8.512%, 9/15/13	$ 150,354
B3	300		Park-Ohio Industries, Inc., 8.375%, 11/15/14	273,000
B3	210	[2]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	218,137
B3	445		Trimas Corp., 9.875%, 6/15/12	411,625

			Total Industrials	1,053,116

			Media—0.8%
B-	50		Affinion Group, Inc., 10.125%, 10/15/13	52,313
B+	100	[3]	Cablevision Systems Corp., 9.87%, 4/01/09	106,625
			Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.,
CCC	680		10.25%, 9/15/10	695,300
CCC	45		Ser. B, 10.25%, 9/15/10	45,675
			Echostar DBS Corp.,
BB-	820		6.375%, 10/01/11	799,500
BB-	275		7.00%, 10/01/13	269,453
BB-	230	[2]	7.125%, 2/01/16	223,100
B	80		Medianews Group, Inc., 6.875%, 10/01/13	73,400
B-	80		Network Communications, Inc., 10.75%, 12/01/13	80,000
B2	70		Nexstar Finance, Inc., 7.00%, 1/15/14	63,700
CCC+	410	[2]	Nielsen Finance LLC/Nielsen Finance Co., 10.00%, 8/01/14	423,325
B1	350	[2,3]	Paxson Communications Corp., 8.757%, 1/15/12	352,625
B	250		RH Donnelley Corp., 8.875%, 1/15/16	251,562
CCC+	100	[2]	Unity Media GmbH, 10.375%, 2/15/15 (Germany)	93,625

			Total Media	3,530,203

			Real Estate—1.3%
BB+	6,350	[4]	Rouse Co., 5.375%, 11/26/13	5,865,161

			Technology—0.1%
B-	50	[2]	Sensata Technologies BV, 8.00%, 5/01/14 (Netherlands)	49,000
B-	250	[3]	Sungard Data Systems, Inc., 9.973%, 8/15/13	259,375
B	140		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	143,150

			Total Technology	451,525

			Telecommunications—2.0%
BB-	310		Cincinnati Bell, Inc., 7.25%, 7/15/13	316,975
B3	115	[3]	Hawaiian Telcom Communications, Inc., 10.789%, 5/01/13	117,875
			Intelsat Ltd. (Bermuda)
B	75		5.25%, 11/01/08	72,094
BB-	50		8.25%, 1/15/13	50,750
BB-	200		8.625%, 1/15/15	204,500
BB-	485	[3]	10.484%, 1/15/12	491,063
Ba2	1,500	[3]	Nordic Telephone Co. Holding ApS, 8.649%, 5/03/16 (Denmark) (EUR)	1,917,435
BB	2,350	[3]	Qwest Communications Intl., Inc., 8.905%, 2/15/09	2,388,187
BB+	2,500	[3]	Qwest Corp., 8.64%, 6/15/13	2,690,625
BB+	400	[3]	Rogers Wireless Communications, Inc., 8.515%, 12/15/10 (Canada)	409,500
B+	150	[2]	Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	164,625

			Total Telecommunications	8,823,629

			Transportation—0.1%
B3	315		Horizon Lines LLC, 9.00%, 11/01/12	324,450

			Total Corporate Bonds	96,318,688

			Bank Loans—116.6%
			Aerospace & Defense—1.7%
	2,173		Caci Intl., Inc., LIBOR + 1.50%, 2/04/07	2,172,243
	878		Camp Acquisition Co., Loan A, LIBOR + 3.00%, 8/30/11	877,622
	988		DI Finance/DynCorp Intl., Loan B, LIBOR + 2.25%, 1/31/11	990,380
	2,000		MRO Acquisition LLC, LIBOR + 5.25%, 9/15/11	2,012,500
			Primus Intl., Inc.,
	30		LIBOR + 0.50%, 6/16/12	29,724
	471		LIBOR + 2.50%, 6/16/12	470,901
	793		Standard Aero Holdings, Inc., LIBOR + 2.25%, 8/18/12	792,667
	493		U.S. Investigations Services LLC, Loan B, LIBOR + 2.50%, 10/15/12	494,532

			Total Aerospace & Defense	7,840,569

BlackRock Global Floating Rate Income Trust (BGT) (continued)
	Principal
	Amount
Rating[1]	(000)	Description	Value

		Automotive—3.2%
	$ 700	Dana Corp., LIBOR + 2.25%, 4/12/08	$ 699,125
		Goodyear Tire & Rubber Co.,
	500	LIBOR + 2.75%, 4/01/10	502,708
	1,000	LIBOR + 3.50%, 4/01/11	1,010,625
	998	GPX Intl. Tire Corp., LIBOR + 2.50%, 3/31/12	998,747
	746	IAP Worldwide Services, Inc., LIBOR + 3.00%, 12/31/12	749,670
	498	Keystone Automotive, Inc., Loan C, LIBOR + 2.50%, 11/30/10	498,122
	1,000	Lear Corp., LIBOR + 2.50%, 3/23/12	974,464
	998	Mark IV Industries, Inc., LIBOR + 2.50%, 6/30/11	999,578
	925	Metaldyne Corp., Loan D, LIBOR + 4.50%, 12/31/09	933,201
	1,242	Progressive Moulded Products Ltd., Loan B, LIBOR + 5.50%, 8/30/11	1,068,478
	2,986	TI Group Automotive Systems, Loan C, LIBOR + 3.25%, 6/30/11	2,926,674
		TRW Automotive Acquisitions Corp.,
	490	Loan B, LIBOR + 1.50%, 6/30/12	488,398
	2,463	Loan E, LIBOR + 1.50%, 10/31/10	2,454,805

		Total Automotive	14,304,595

		Basic Materials—10.1%
	2,419	Appleton Papers, Inc., LIBOR + 2.25%, 6/30/10	2,425,030
		Basell NV,
	417	Loan B2, LIBOR + 2.25%, 9/30/13	420,443
	83	Loan B4, LIBOR + 2.25%, 8/01/14	84,089
	83	Loan C4, LIBOR + 3.00%, 8/01/13	84,089
	417	Loan C2, LIBOR + 3.00%, 9/30/14	420,443
	1,621	Boise Cascade Corp., Loan D, LIBOR + 1.75%, 10/31/11	1,624,812
		Brenntag Group,
	393	LIBOR + 2.50%, 1/18/14	397,636
	1,000	LIBOR + 6.50%, 12/31/12	1,012,500
	1,607	Loan B2, LIBOR + 2.50%, 12/31/13	1,617,821
	500	Loan B2, LIBOR + 2.50%, 9/15/14 (EUR)	640,366
	602	Buckeye Technologies, Inc., LIBOR + 2.00%, 4/15/10	600,583
		Celanese AG,
	1,389	LIBOR + 2.00%, 4/06/11	1,392,128
	1,963	LIBOR + 2.00%, 6/03/11	1,967,849
	2,000	Cognis Deutschland, Loan B, LIBOR + 4.75%, 11/15/13	2,028,334
	938	Compass Minerals Group, Inc., LIBOR + 1.50%, 12/31/12	937,485
	6,860	Huntsman Intl. LLC, Loan B, LIBOR + 1.75%, 8/15/12	6,844,665
		Ineos Group Holdings PLC,
	2,250	Loan A4, LIBOR + 2.25%, 12/16/12	2,259,844
	1,750	Loan B2, LIBOR + 2.25%, 12/16/14	1,763,855
	1,750	Loan C2, LIBOR + 2.75%, 12/16/13	1,763,855
	3,434	Innophos, Inc., LIBOR + 2.25%, 8/15/10	3,443,132
		Invista BV,
	2,464	Loan B1, LIBOR + 1.75%, 4/30/11	2,461,149
	1,252	Loan B2, LIBOR + 1.50%, 4/30/11	1,252,646
	658	John Maneely Co., Loan B, LIBOR + 3.00%, 3/31/13	662,266
	219	Kraton Polymers LLC, LIBOR + 2.00%, 12/15/10	219,028
	2,496	Nalco Co., Loan B, LIBOR + 1.75%, 11/04/10	2,496,851
	494	PQ Corp., LIBOR + 2.00%, 2/28/12	494,367
	496	Pregis Corp., Loan B2, LIBOR + 2.50%, 10/15/12 (EUR)	630,843
	500	Professional Paint, Inc., LIBOR + 2.25%, 5/30/12	501,250
	2,819	Rockwood Specialties Group, Inc., Loan E, LIBOR + 2.00%, 8/15/12	2,828,673
		UPC Technology Corp. (EUR)
	883	Loan J, LIBOR, 12/31/13	1,118,114
	1,000	Loan K, LIBOR, 3/31/13	1,264,859

		Total Basic Materials	45,659,005

BlackRock Global Floating Rate Income Trust (BGT) (continued)
	Principal
	Amount
Rating[1]	(000)	Description	Value

		Building & Development—3.1%
	$ 498	Contech Construction Products, Inc., LIBOR + 2.00%, 2/15/12	$ 498,089
	1,500	Custom Building Products, Inc., LIBOR + 5.00%, 4/30/12	1,502,500
		Euramax Intl., Inc.,
	334	LIBOR + 7.00%, 7/15/13	335,464
	166	LIBOR + 7.00%, 7/15/13 (EUR)	166,411
	1,250	Harmon Koval, 3.25%, 12/31/06	1,253,125
	2,000	Landsource Communities Development LLC, Loan B, LIBOR + 2.50%, 3/31/10	1,993,334
	500	Nacco Industries, Inc., LIBOR + 2.00%, 3/31/13	497,500
	980	Nortek, Inc., Loan B, LIBOR, 8/24/11	974,708
		Ply Gem Industries, Inc.,
	1,636	LIBOR + 2.25%, 8/15/11	1,620,158
	109	LIBOR + 2.25%, 8/15/11 (CND)	108,011
	650	Pro Build Holdings, Loan B, LIBOR + 1.75%, 6/30/13	649,187
	925	Rhodes Ranch, LIBOR + 3.25%, 11/15/10	920,375
	1,000	Stolle Machinery Co. LLC, LIBOR + 2.50, 9/29/13	1,000,000
	2,487	United Subcontractors, Inc., LIBOR + 2.75%, 12/31/12	2,481,281

		Total Building & Development	14,000,143

		Business Equipment & Services—0.2%
	987	Latham Intl., LIBOR + 3.75%, 12/31/10	977,635

		Conglomerates—5.6%
	499	AGY Holding Corp., LIBOR + 2.75%, 4/30/12	500,309
		Atlantis Plastics, Inc.,
	990	LIBOR + 2.75%, 9/30/11	982,575
	748	LIBOR + 7.25%, 9/30/11	736,287
	1,243	Blount Intl., Loan B, LIBOR + 1.75%, 8/15/10	1,243,276
	4976	Colfax Corp., LIBOR + 2.25%, 11/30/11 (EUR)	6,316,437
	1,710	Fidelity National Information Solutions, Inc., Loan B, LIBOR + 1.75%, 3/30/13	1,712,426
	419	Gentek, Inc., LIBOR + 4.25%, 3/15/12	421,553
	3,430	Honeywell Security, Loan B, LIBOR + 3.25%, 6/28/10	3,438,651
	1,000	Invensys Intl. Holdings Ltd, LIBOR + 2.25%, 12/15/10 (GBP)	1,875,472
		Invensys PLC,
	1,000	LIBOR + 2.00%, 12/15/10	1,002,500
	783	LIBOR + 2.25%, 12/15/10	1,468,021
		Jarden Corp.,
	477	LIBOR + 2.00%, 1/24/12	475,422
	860	Loan B2, LIBOR + 1.75%, 1/15/12	860,166
	497	Loan B3, LIBOR + 1.75%, 1/24/12	494,920
	393	Lionbridge Technologies, Inc., LIBOR + 3.50%, 9/15/11	392,682
	758	Mueller Group, Inc., Loan B, LIBOR + 2.00%, 9/30/12	761,033
	2,439	Polypore, Inc., LIBOR + 3.00%, 11/15/11	2,447,082

		Total Conglomerates	25,128,812

		Consumer Products—14.9%
	1,000	Aearo Technologies, Inc., LIBOR + 6.50%, 9/30/13	1,012,500
	998	24 Hour Fitness Worldwide, Inc., Loan B, LIBOR + 3.00%, 6/30/12	1,002,488
	998	Aearo Technologies, Inc., LIBOR + 2.50%, 3/31/13	1,004,981
	1,975	Alliance One Intl., Inc., Loan B, LIBOR + 3.50%, 5/13/10	1,984,875
	750	American Safety Razor Co., LIBOR + 6.25%, 2/15/14	761,250
	459	Arby’s Restaurant Group, Inc., Loan B, LIBOR + 2.25%, 7/31/12	458,710
	500	Bare Escentuals Beauty, Inc., PRIME + 6.00%, 7/10/13	500,000
		Berkline Bench Craft,
	100	Loan B, LIBOR + 3.75%, 10/31/11	87,667
	2,000	LIBOR + 10.0%, 4/30/12	550,000
	750	Bumble Bee Foods LLC, Loan B, LIBOR + 1.75%, 4/30/11	749,062
	1,493	Burlington Coat Factory Warehouse Corp., Loan B, LIBOR + 2.25%, 4/15/13	1,451,456
	868	Carrols Corp., LIBOR + 2.50%, 12/31/10	872,089
	495	Centerplate, Inc., LIBOR + 3.25%, 10/15/10	497,153
	723	Central Garden & Pet Co., Loan B, LIBOR + 1.50%, 9/30/12	721,597
	494	Chiquita Brands Intl., Inc., Loan C, LIBOR + 2.25%, 7/15/13	491,898

BlackRock Global Floating Rate Income Trust (BGT) (continued)
	Principal
	Amount
Rating[1]	(000)		Description	Value

			Consumer Products—(cont’d)
	$ 998		Coinmach Corp., Loan B1, LIBOR + 2.50%, 12/15/12	$ 1,004,843
	1,640		Commonwealth Brands, Inc., LIBOR + 2.25%, 12/15/12	1,647,568
	2,493		Cracker Barrel, Loan B, LIBOR + 1.50%, 5/15/13	2,481,261
	603		Culligan Intl. Co., Loan B, LIBOR + 2.00%, 10/15/11	602,777
	2,000		Denny’s Corp., LIBOR + 5.13%, 8/25/10	2,020,834
	1,092		Desa Intl., Inc., LIBOR + 5.75%, 12/30/11	1,091,043
	500		Deutsch Connectors, LIBOR + 4.75%, 2/11/16	509,583
			Eastman Kodak Co.,
	876		Loan B1, LIBOR + 2.25%, 10/15/12	875,836
	367		Loan B2, LIBOR + 2.25%, 10/15/12	366,794
	500		Fender Musical Instruments Corp., LIBOR + 6.00%, 9/30/12	502,187
			Foodvest Ltd., (GBP)
	438		Loan B, LIBOR + 2.75%, 4/30/14	822,225
	438		Loan C, LIBOR, 4/30/15	826,321
			Fresh Start Bakeries,
	500		LIBOR + 2.50, 9/30/13	500,000
	500		LIBOR + 5.75, 3/30/14	500,000
	500		FTD, Inc., LIBOR, 8/15/13	501,250
			Hertz Corp.,
	919		LIBOR + 2.25%, 12/31/07	923,595
	358		LIBOR + 2.25%, 12/31/12	360,037
	985		Landry’s Restaurants, Inc., Loan B, LIBOR + 1.75%, 12/31/10	983,769
	709		Language Line, Inc., Loan B, LIBOR + 4.25%, 6/14/11	716,361
	501		Latimer/Weetabix, LIBOR + 8.00%, 7/26/16 (GBP)	956,666
	1,250		Le-Natures, Inc., Loan B, LIBOR + 4.00%, 9/30/11	1,267,187
	1,673		Maidenform, Inc., LIBOR + 1.75%, 5/14/10	1,666,455
	896		Mapco Express, Inc., LIBOR + 2.75%, 5/15/11	900,439
	1,042		Movie Gallery, Inc., Loan B, LIBOR + 5.25%, 4/30/11	974,906
	1,661		Neiman-Marcus Group, Inc., LIBOR + 2.50%, 4/15/13	1,671,781
	1,548		New Page, Loan B, LIBOR + 3.00%, 4/30/12	1,555,972
	3,500		Olympus Cable Holdings LLC, Loan B, PRIME + 2.00%, 9/30/10	3,398,283
	1,500	[5]	Orchard Supply Hardware Stores Corp., Loan B2, LIBOR + 2.45%, 12/09/07	1,500,000
	542		Oreck Corp., Loan B, LIBOR + 2.75%, 1/31/12	541,201
			Oriental Trading Co.,
	1,001		LIBOR + 2.75%, 6/30/13	997,500
	500		LIBOR + 4.75%, 1/30/14	499,583
			OSI Group LLC,
	1,714		LIBOR + 1.75%, 9/15/11	1,711,216
	1,714		Loan B, LIBOR + 1.75%, 9/15/11	1,711,223
	899		PBM Products LLC, Loan B, LIBOR + 3.00%, 7/31/11	898,595
	1,065		Pierre Foods, Inc., Loan B, LIBOR + 2.00%, 7/15/10	1,066,331
	750		Pivotal Promontory LLC, LIBOR + 6.50%, 9/15/11	742,500
	1,955		Prestige Brands Holdings, Inc., Loan B, LIBOR + 2.25%, 4/07/11	1,960,703
	2,000		Quiznos Corp., LIBOR + 2.25%, 5/01/12	1,987,858
	2,152		RH Donnelley, Inc., Loan D2, LIBOR + 1.50%, 12/31/11	2,134,355
	1,493		Roundy’s Supermarkets, Inc., LIBOR + 3.00%, 11/15/11	1,503,072
	673		Spectrum Brands, Inc., Loan B, LIBOR + 3.00%, 1/31/12	674,242
	1,400		Sturm Foods, Inc., LIBOR + 2.25%, 5/31/11	1,401,750
	1,497		Supervalu, Inc., Loan B, LIBOR + 1.75%, 6/15/12	1,495,939
			Synventive Acquisition, Inc.,
	812		LIBOR + 14.0%, 2/17/14	665,926
	744		Loan B, LIBOR + 3.50%, 7/27/12	677,381
	497		Travelcenters of America, Inc., Loan B, LIBOR + 1.75%, 6/30/11	497,127
	915		Tupperware Corp., LIBOR + 1.50%, 11/07/12	907,477
	524		Warnaco, Inc., Loan B, LIBOR + 1.50%, 1/31/12	519,105
			Waterpik Technologies, Inc.,
	500		LIBOR + 2.25%, 4/15/13	499,375
	750		LIBOR + 6.50%, 10/15/13	757,500

			Total Consumer Products	67,123,658

BlackRock Global Floating Rate Income Trust (BGT) (continued)
	Principal
	Amount
Rating[1]	(000)	Description	Value

		Containers & Packaging—5.2%
		Bluegrass Container Co. LLC,
	$ 346	LIBOR + 2.25%, 6/30/13	$ 347,614
	1,500	LIBOR + 5.00%, 12/30/13	1,515,000
	1,155	Loan B, LIBOR + 2.25%, 6/30/13	1,161,761
	200	Covalence Specialty Materials Corp., LIBOR + 3.25%, 8/15/13	201,833
		Georgia-Pacific Corp.,
	2,488	LIBOR + 2.00%, 2/28/13	2,492,077
	1,500	LIBOR + 3.00%, 2/28/14	1,513,062
		Graham Packaging Co. LP,
	5,673	Loan B, LIBOR + 2.25%, 10/01/11	5,683,164
	1,414	Loan C, LIBOR + 4.25%, 4/01/12	1,424,228
	3,425	Graphic Packaging Intl., Inc., Loan C, LIBOR + 2.50%, 8/08/10	3,455,181
		Smurfit-Stone Container Enterprises, Inc.,
	597	Loan B, LIBOR + 2.25%, 11/01/11	599,477
	750	Loan B1, LIBOR + 2.50%, 2/15/15 (EUR)	959,994
	750	Loan C1, LIBOR + 3.00%, 2/15/14 (EUR)	957,576
	2,932	Solo Cup, Inc., PRIME + 1.50%, 2/27/11	2,923,953

		Total Containers & Packaging	23,234,920

		Ecological Services & Equipment—0.4%
		Envirosolutions, Inc.,
	927	LIBOR + 3.50%, 2/28/09	928,975
	1,073	LIBOR + 3.50%, 7/15/12	1,074,775

		Total Ecological Services & Equipment	2,003,750

		Energy—6.4%
	1,500	AES Corp., LIBOR + 1.75%, 4/30/08	1,500,124
		Astoria Generating Co. Acquisitions LLC,
	133	LIBOR + 2.00%, 2/23/13	133,749
	564	Loan B, LIBOR + 2.00%, 2/23/13	565,580
		Boart Longyear Co.,
	500	LIBOR + 7.00%, 4/30/13	505,000
	187	PRIME + 2.00%, 7/28/12 (CND)	188,370
	1,301	PRIME + 2.00%, 11/30/12	1,304,102
	955	Cellnet Technology, Inc., Loan B, LIBOR + 3.00%, 4/30/12	961,748
		Coffeyville Resources LLC,
	600	LIBOR + 2.50%, 6/22/11	602,550
	891	Loan C, LIBOR + 2.25%, 7/15/12	894,821
		Coleto Creek Power,
	127	LIBOR, 7/31/13	126,592
	1,873	Loan B, LIBOR, 7/31/13	1,860,907
	249	Complete Production Services, Inc., Loan B, LIBOR + 2.50%, 8/31/12	248,823
	1,493	Key Energy Services, Inc., Loan B, LIBOR + 3.25%, 8/15/12	1,498,097
	1,000	LSP General Finance Co. LLC, LIBOR + 1.75%, 4/15/13	996,873
	499	Meg Energy Corp., Loan B, LIBOR + 2.25%, 4/15/13	499,195
	996	Mirant NA LLC, Loan B, LIBOR + 1.75%, 1/05/13	991,179
	4,990	NRG Energy, Inc., LIBOR + 2.00%, 1/31/13	5,008,143
	626	Petro Geological Services, Loan B, LIBOR + 2.50%, 12/31/12	629,859
		Plum Point Energy Associates,
	194	LIBOR + 3.75%, 3/14/14	196,229
	716	Loan B, LIBOR + 3.25%, 3/14/14	722,833
	1,250	Regency Gas, LIBOR, 8/15/13	1,260,547
	2,976	Reliant Energy, Inc., LIBOR + 2.38%, 4/30/10	2,974,062
		Semcrude LP,
	1,438	LIBOR + 2.25%, 2/28/11 (CND)	1,443,230
	678	LIBOR + 2.25%, 2/28/11	680,269
	1,494	Trinidad Energy Services Income Trust, LIBOR + 2.50%, 4/15/11	1,493,750
		Wolf Hollow I LP,
	100	LIBOR + 0.50%, 6/22/12	99,000
	400	LIBOR + 2.25%, 6/15/12	396,000
	500	LIBOR, 12/15/12	495,000
	485	Loan B, LIBOR + 2.25%, 6/15/12	480,748

		Total Energy	28,757,380

BlackRock Global Floating Rate Income Trust (BGT) (continued)
	Principal
	Amount
Rating[1]	(000)	Description	Value

		Entertainment & Leisure—6.5%
	$ 990	Blockbuster Entertainment Corp., Loan B, LIBOR + 3.50%, 8/20/11	$ 984,926
	3,229	CCM Merger, Inc., Loan B, LIBOR + 2.00%, 7/31/12	3,214,168
	750	Edge Las Vegas, LIBOR, 6/15/07	750,000
	2,500	Fairmont Hotels & Resorts, Inc., Loan B, LIBOR + 3.25%, 7/15/11	2,512,500
	2,000	Greektown Holdings LLC, Loan B, LIBOR + 2.50%, 12/15/12	2,012,500
	2,500	Hallmark Entertainment LLC, Loan B, LIBOR + 2.50%, 12/31/11	2,493,750
	1,485	Hit Entertainment Ltd., LIBOR + 2.25%, 8/31/12	1,489,949
		Hollywood Theaters, Inc.,
	1,715	LIBOR + 3.25%, 8/01/09	1,723,575
	2,500	LIBOR + 7.00%, 1/21/10	2,525,000
	1,485	Kerasotes Theatres, Inc., Loan B, LIBOR + 2.50%, 11/01/11	1,485,620
	2,993	Metro-Goldwyn-Mayer Studios, Inc., Loan B, LIBOR + 3.25%, 4/15/12	2,959,903
	750	Riverside Casino & Golf Resort LLC, Loan B, LIBOR + 4.00%, 11/15/12	750,000
	925	Universal City Development Partners LP, Loan B, LIBOR + 2.00%, 6/30/12	925,455
	1,500	Venetian Casino Resorts LLC, Loan B, LIBOR + 1.75%, 6/15/11	1,499,296
		Wembley, Inc.,
	990	LIBOR + 2.50%, 8/31/11	996,187
	1,500	LIBOR + 4.25%, 8/31/12	1,513,125
	1,099	Wyndham Intl., Inc., Loan E, LIBOR + 4.50%, 9/11/07	1,104,847
	475	Yellowstone Mountain Club, LIBOR + 2.38%, 10/15/10	473,536

		Total Entertainment & Leisure	29,414,337

		Financial Institutions—13.8%
	998	Advantage Sales & Marketing, Inc., LIBOR + 2.00%, 4/15/13	992,096
	1,007	Arias Acquisitions, Inc., LIBOR + 3.75%, 7/30/11	971,681
	250	Arrowhead General Insurance Agency, Inc., LIBOR, 8/15/12	252,188
		Asurion Corp.,
	1,199	LIBOR + 3.00%, 8/30/12	1,201,435
	500	LIBOR + 6.25%, 2/28/13	505,313
	2,000	Audatex, LIBOR + 5.50%, 10/15/13 (EUR)	2,586,823
		Bankruptcy Management,
	1,000	LIBOR + 2.75%, 6/30/11	1,005,625
	500	LIBOR + 6.25%, 7/30/12	507,813
		Billing Services Group,
	63	LIBOR + 2.50%, 5/05/12 (EUR)	79,253
	4,875	LIBOR + 2.50%, 5/05/12	6,181,747
	1,000	BNY Convergex Group LLC, LIBOR + 3.00%, 8/31/13	1,000,000
	500	Brock Holdings, LIBOR + 2.50%, 8/30/13	501,875
	500	CCC Information Services Group, Inc., Loan B, LIBOR + 2.50%, 2/15/13	501,459
	10,000	Century Corp., PRIME + 2.00%, 12/31/09	9,714,290
	1,250	Charter Mac, Loan B, LIBOR + 2.50%, 8/15/12	1,251,562
		GS Holdings Corp.,
	499	LIBOR + 1.75%, 5/15/13 (CND)	497,326
	95	LIBOR + 1.75%, 5/15/13	94,933
	91	LIBOR, 5/15/11	90,852
	64	LIBOR, 5/15/13	63,597
	2,943	Jostens, Inc., Loan C, LIBOR + 2.00%, 10/15/11	2,953,544
	850	Lucite Intl. Finance PLC, LIBOR + 9.00%, 7/15/14 (EUR)	1,060,665
	2,000	Moeller Group, LIBOR, 9/17/12	2,569,071
	750	N.E.W. Holdings I LLC, LIBOR, 8/31/13	752,812
		Nasdaq Stock Market, Inc.,
	1,246	Loan B, LIBOR + 1.75%, 4/18/12	1,244,879
	723	Loan C, LIBOR + 1.75%, 4/18/12	721,696
	6,000	Navistar Financial Corp., LIBOR + 5.00%, 2/28/09	6,060,000
	2,000	Owens Illinois Group, Inc., Loan B, LIBOR, 6/30/13 (EUR)	2,536,101
	1,493	Pinnoak Resources LLC, LIBOR + 3.25%, 11/22/12	1,462,650
	1,244	Professional Service, Inc., Loan B, LIBOR + 2.75%, 10/31/12	1,245,305
	1,823	Ripplewood Phosphorus U.S. LLC, LIBOR + 3.25%, 7/16/11	1,785,700
	1,125	Sedgewick Claims Management Services, Inc., Loan B, LIBOR + 2.00%, 2/28/13	1,123,593
	1,500	Targa Resources, Inc., LIBOR + 2.25%, 10/31/07	1,499,532

BlackRock Global Floating Rate Income Trust (BGT) (continued)
	Principal
	Amount
Rating[1]	(000)	Description	Value

		Financial Institutions—(cont’d)
		TPG Springs,
	$ 997	LIBOR, 3/22/13 (GBP)	$ 1,863,868
	1,750	Loan B, LIBOR, 3/22/15 (EUR)	2,217,702
	997	Loan C, LIBOR, 3/22/14 (GBP)	1,873,199
		Transfirst Holdings, Inc.,
	1,000	LIBOR + 6.25%, 8/09/13	1,007,500
	1,000	Loan B, LIBOR + 2.50%, 8/09/12	1,003,750
	460	USI Holdings Corp., Loan B, LIBOR + 2.25%, 7/30/08	460,672
	750	Vertellus, LIBOR + 3.25%, 7/08/13	749,063

		Total Financial Institutions	62,191,170

		Health Care—7.5%
	3,339	Arizant, Inc., LIBOR + 3.75%, 8/15/10	3,351,898
	2,113	CCS Medical, Loan B, LIBOR + 3.25%, 10/31/12	2,035,249
	2,357	Community Health Systems, Inc., LIBOR + 1.75%, 8/15/11	2,354,736
	3,263	Concentra Operating Corp., Loan B, LIBOR + 2.00%, 9/30/11	3,265,497
	855	Davita, Inc., Loan B, LIBOR + 2.00%, 6/30/12	857,536
	682	Duloxetine Royalty, LIBOR + 4.50%, 10/15/13	682,199
	6,000	Healthsouth Corp., Loan B, LIBOR + 3.25%, 3/15/13	6,019,998
	2,941	IASIS Healthcare Corp., Loan B, LIBOR + 2.25%, 6/30/11	2,951,637
	1,476	Jean Coutu Group, Inc., Loan B, LIBOR + 2.50%, 6/30/11	1,477,948
	463	Multiplan, Inc., LIBOR + 2.00%, 4/15/13	461,449
	750	National Renal Institutes, Inc., Loan B, LIBOR + 2.25%, 4/15/13	750,469
		Quintiles Transnational Corp.,
	998	LIBOR + 2.00%, 3/31/13	995,629
	250	LIBOR + 4.00%, 3/31/14	253,828
	498	Radnet Management, Inc., Loan B, LIBOR + 4.00%, 3/15/11	498,744
	988	Select Medical Corp., Loan B, LIBOR + 1.75%, 2/28/12	967,997
	3,014	U.S. Oncology, Inc., LIBOR + 2.25%, 6/30/11	3,019,203
	988	Vanguard Health Holding Co. II LLC, LIBOR + 2.25%, 9/30/11	986,901
		Warner Chilcott Corp.,
	88	LIBOR + 2.50%, 1/18/11	88,236
	440	LIBOR + 2.50%, 1/18/12	440,977
	1,901	Loan B, LIBOR + 2.50%, 1/18/11	1,903,698
	522	Loan C, LIBOR + 2.50%, 1/18/11	522,660

		Total Health Care	33,886,489

		Industrials—2.5%
	1,500	Acosta, Inc., LIBOR + 2.75%, 8/15/13	1,513,750
		Bolthouse Farms, Inc.,
	995	LIBOR + 2.25%, 12/01/12	999,975
	500	LIBOR + 5.50%, 12/16/13	508,334
	333	Chart Industries, Inc., Loan B, LIBOR + 2.00%, 10/15/12	333,750
	1,950	Drummond Co., Inc., LIBOR + 1.75%, 2/15/12	1,901,250
		Novelis, Inc.,
	224	Loan B, LIBOR + 2.25%, 1/13/10 (CND)	224,676
	389	Loan B, LIBOR + 2.25%, 12/30/11	390,227
	625	QTC Acquisition, Inc., LIBOR + 6.50%, 5/04/13	625,000
		Standard Steel LLC,
	83	LIBOR + 1.00%, 7/15/12	83,750
	417	Loan B, LIBOR + 2.50%, 7/15/12	418,750
	1,375	Thermo Fluids, Inc., Loan B, LIBOR + 3.00%, 8/15/11	1,375,000
	2,000	Tinnerman Palnut Engineered Products, Inc., LIBOR + 7.75%, 11/01/11	1,920,000
		Trimas Corp.,
	94	LIBOR + 2.75%, 7/31/11	94,277
	406	Loan B, LIBOR, 7/31/13	408,535
	278	Worldspan LP, LIBOR + 2.75%, 6/30/07	277,040

		Total Industrials	11,074,314

BlackRock Global Floating Rate Income Trust (BGT) (continued)
	Principal
	Amount
Rating[1]	(000)	Description	Value

		Media—18.7%
	$ 1,835	Alliance Atlantis Communications, Inc., Loan C, LIBOR + 1.50%, 11/30/11	$ 1,833,131
		American Lawyers Media, Inc.,
	1,715	LIBOR + 2.50%, 3/15/10	1,709,066
	2,000	LIBOR + 5.75%, 3/07/11	2,005,000
	1,000	American Media Operations, Inc., Loan B, LIBOR + 3.00%, 1/31/13	1,002,500
		Bresnan Communications Group LLC,
	450	LIBOR + 2.00%, 10/15/13	448,875
	250	LIBOR + 4.50%, 4/15/14	255,417
	8,398	Cablecom SCA, Loan A, LIBOR, 12/31/10 (CHF)	6,703,512
	10	Cablevision Systems Corp., LIBOR + 1.75%, 3/31/13	9,956
	2,000	Century TCI California LP, PRIME, 12/31/07	1,975,416
	6,000	Cequel Communications LLC, LIBOR + 2.25%, 11/01/13	5,945,628
	3,500	Charter Communications Holdings LLC/Charter Communication Holdings Capital Corp., LIBOR + 2.63%, 4/28/13	3,513,825
	734	CMP Susquehanna Corp., Loan B, LIBOR + 2.00%, 5/05/12	732,782
	3,980	CSC Holdings, Inc., LIBOR + 1.75%, 3/31/13	3,962,587
	3,407	Dex Media East LLC/Dex Media East Finance Co., Loan B, LIBOR + 1.50%, 12/31/08	3,385,928
		Dex Media West LLC/Dex Media Finance Co.,
	837	Loan B1, LIBOR + 1.50%, 9/09/10	831,764
	1,508	Loan B2, LIBOR + 1.50%, 9/01/09	1,498,866
	1,250	Gatehouse Media Operating, Inc., LIBOR + 2.25%, 12/15/13	1,249,219
	4,000	German Media Partners LP, LIBOR, 6/06/13 (EUR)	5,084,883
		Insight Midwest Holdings LLC,
	3,324	Loan A, LIBOR + 1.25%, 6/30/09	3,318,926
	2,970	Loan C, LIBOR + 2.00%, 12/31/09	2,976,658
	4,000	KDG Media Technologies AG, Loan A, PRIME + 2.00%, 3/31/12 (EUR)	5,074,379
	1,493	Liberty Cablevision of Puerto Rico Ltd., LIBOR + 2.25%, 2/15/13	1,492,500
	1,900	Mediacom Communications Corp., Loan A, LIBOR + 1.00%, 3/31/10	1,862,444
	1,975	Mediacom Illinois LLC, Loan C, LIBOR + 1.75%, 1/15/15	1,965,479
	1,500	Meidacom Broadband LLC, Loan D1, LIBOR + 1.75%, 1/31/15	1,490,157
	1,931	Mission Broadcasting, Inc., Loan B, LIBOR + 1.75%, 8/14/12	1,924,079
		NEP Supershooters LP,
	674	LIBOR + 4.00%, 2/01/11	679,880
	500	LIBOR + 8.00%, 8/01/11	505,000
	1250	New Wave Communications, LIBOR + 3.25%, 6/20/13	1,250,000
	1,876	Nexstar Finance, Inc., Loan B, LIBOR + 1.75%, 8/14/12	1,868,813
	3,000	Nielsen Finance LLC/Nielsen Finance Co., Loan B, LIBOR + 2.75%, 8/15/13	2,989,167
	498	Prism Business Media, Inc., Loan B, LIBOR + 2.25%, 10/15/12	498,329
		Prysmian Cables & Systems,
	2,034	Loan B3a, LIBOR, 8/22/14	2,036,142
	508	Loan C5a, LIBOR, 8/22/15	510,306
	750	Puerto Rico Cable Acquisition Co., LIBOR + 6.25%, 7/31/11	753,750
	746	Quebecor Media, Inc., Loan B, LIBOR + 2.00%, 1/17/13	749,981
		TDC, (EUR)
	1,250	Loan B, LIBOR, 11/12/14	1,597,863
	1,250	Loan C2, LIBOR, 11/12/15	1,604,572
	146	Triple Crown Media, Inc., LIBOR + 3.25%, 12/30/12	145,939
	500	Wide Open West Finance LLC, Loan B, LIBOR + 2.25%, 4/30/13	499,375
	1,913	WMG Acquisition Corp., LIBOR + 2.00%, 4/08/11	1,918,395
	2,500	Yell Group PLC, Loan B, LIBOR + 2.00%, 2/15/13 (EUR)	3,191,031
	993	Young Broadcasting, Inc., LIBOR + 2.50%, 11/01/12	988,160

		Total Media	84,039,680

		Real Estate—1.6%
	1,051	Acoustical Materials, LIBOR + 2.75%, 4/30/12	1,051,442
	2,250	Foster Wheeler Ltd., TBD, 9/15/11	2,252,812
	2,596	Headwaters, Inc., LIBOR + 2.00%, 4/30/11	2,587,631
	300	Kyle Acquisition Group LLC, LIBOR + 2.00%, 7/31/10	300,000
		Masonite Intl. Corp.,
	247	LIBOR + 2.00%, 3/31/13 (CND)	241,610
	247	LIBOR + 2.00%, 3/31/13	242,019
	401	Stewart Enterprises, Inc., Loan B, LIBOR + 1.75%, 11/30/11	400,986

		Total Real Estate	7,076,500

BlackRock Global Floating Rate Income Trust (BGT) (continued)
	Principal
	Amount
Rating[1]	(000)	Description	Value

		Technology—5.1%
	$ 499	Activant Solutions, Inc., Loan B, LIBOR + 2.00%, 4/30/13	$ 493,763
	746	Affiliated Computer Services, Inc., Loan B, LIBOR + 2.00%, 3/31/13	747,766
	750	Crown Castle Intl. Corp., Loan B, LIBOR + 2.25%, 6/15/13	752,410
		Directed Electronics, Inc.,
	2,901	LIBOR + 2.25%, 3/15/10	2,899,500
	750	PRIME + 1.25%, 9/30/13	750,937
	500	Electrical Components Intl. Holdings Co., LIBOR + 6.50%, 5/19/14	502,500
	494	Federal IT Systems, Inc., LIBOR + 2.50%, 4/30/11	494,987
	998	Nuance Communications, Inc., LIBOR + 2.00%, 12/29/13	987,525
		Redprarie Corp.,
	1,250	LIBOR + 6.50%, 1/31/13	1,250,000
	998	Loan B, LIBOR, 7/31/12	997,500
		Sensata Technologies BV,
	1,500	LIBOR + 2.00%, 4/30/13 (EUR)	1,906,831
	2,000	Loan B, LIBOR + 1.75%, 4/30/13	1,985,000
	351	SS&C Technologies, Inc., LIBOR + 2.50%, 11/04/12 (CND)	352,088
	2,475	Sungard Data Systems, Inc., Loan B, LIBOR + 2.50%, 1/05/13	2,490,689
	2,114	UGS Corp., LIBOR + 1.75%, 5/30/11	2,109,317
	2,861	Verifone, Inc., Loan B, LIBOR + 1.75%, 6/30/11	2,856,950
	1,251	Westcom Corp., Loan B, LIBOR + 2.75%, 12/31/10	1,250,522

		Total Technology	22,828,285

		Telecommunications—8.8%
	750	American Cellular Corp., LIBOR + 0.50%, 8/15/07	750,469
	1,995	Atlantic Broadband Finance LLC, Loan B1, PRIME + 1.75%, 1/30/11	2,009,962
	449	Cavalier Telecom, Loan B, LIBOR + 4.50%, 3/31/12	453,925
	2,169	Centennial Cellular Operating Co., LIBOR + 2.25%, 2/09/11	2,179,572
		Communication Supply Corp.,
	403	LIBOR + 2.75%, 2/28/12	402,837
	96	Loan B, LIBOR + 2.75%, 2/28/12	96,154
	500	Country Road Communications LLC, LIBOR, 6/30/13	505,000
		Eircom Group PLC, (EUR)
	3,000	Loan B, LIBOR + 2.38%, 9/15/15	3,814,720
	3,000	Loan C, LIBOR, 9/15/14	3,793,162
	1,000	Loan D, LIBOR, 3/15/16	1,301,020
	750	Fairpoint Communications, Inc., LIBOR + 1.75%, 2/15/12	744,375
	2,000	Iowa Telecommunications Services, Inc., Loan B, LIBOR + 1.75%, 11/30/11	1,998,750
		IPC Acquisition Corp.,
	956	LIBOR + 2.75%, 8/15/11	960,248
	750	LIBOR, 9/30/13	752,969
	750	TBD, 8/15/12	754,687
	1,000	Madison River Capital LLC, Loan B1, LIBOR + 2.25%, 7/31/12	1,003,125
	1,738	NTELOS, Inc., LIBOR + 2.25%, 2/24/10	1,737,455
		NTL Investment Holding Ltd.,
	2,420	Loan B2, LIBOR + 2.13%, 9/03/12 (GBP)	4,515,235
	80	Loan B2, LIBOR + 2.13%, 9/03/12	149,469
	1,500	Loan C, LIBOR, 3/03/13	2,833,101
	750	Nuvox Communications, LIBOR + 5.00%, 5/15/12	750,937
	448	Triton PCS, Inc., LIBOR + 3.25%, 11/15/09	450,918
		Wind Acquisition Finance SA, (EUR)
	2,000	Loan A1, LIBOR + 2.25%, 7/31/13	2,551,952
	2,000	Loan B1, LIBOR + 2.75%, 6/17/12	2,527,859
	2,000	Loan C1, LIBOR + 3.25%, 7/31/12	2,539,272

		Total Telecommunications	39,577,173

		Transportation—1.3%
	875	Delta Air Lines, Inc., Loan A, LIBOR + 2.75%, 4/15/08	882,500
	400	Kenan Advantage Group, LIBOR + 3.00%, 12/15/11	402,000
	360	Sirva Worldwide, Inc., LIBOR + 6.00%, 12/31/09	341,502
	605	Transport Industries LP, Loan B, LIBOR + 2.50%, 9/30/11	606,921
	995	UAL Corp., LIBOR + 3.75%, 1/31/12	1,008,474
	2,501	Vanguard Car Rental Holdings, Inc., Loan B, LIBOR + 3.00%, 6/30/13	2,500,625

		Total Transportation	5,742,022

		Total Bank Loans	524,860,437

BlackRock Global Floating Rate Income Trust (BGT) (continued)
	Principal
	Amount
Rating[1]	(000)		Description	Value

			Foreign Government Bonds—21.6%
B+	$ 3,840		Argentina Republic, 4.005%, 8/03/12	$ 2,686,080
BB-	4,357		Bolivarian Republic of Venezuela, 2.75%, 12/18/07	4,345,844
			Federative Republic of Brazil,
BB	9,435	[3,4]	11.117%, 6/29/09	10,826,663
BB	640		Ser. B, 10.00%, 8/07/11	751,360
B+	1,600		Islamic Republic of Pakistan, 6.75%, 2/19/09	1,597,440
BB+	5,689		Kingdom of Morocco, 6.344%, 1/02/09	5,717,331
A-	800	[4]	Malaysia, 8.75%, 6/01/09	867,000
A	2,400	[4]	Republic of Chile, 6.875%, 4/28/09	2,496,000
BB	1,200	[3]	Republic of Colombia, 8.94%, 3/17/13	1,317,000
BB	3,200		Republic of Costa Rica, 9.335%, 5/15/09	3,446,400
BB+	2,000		Republic of Panama, 8.25%, 4/22/08	2,070,500
			Republic of Peru,
BB	5,376		4.50%, 3/07/17	5,281,920
BB+	2,400		9.125%, 1/15/08	2,508,000
BBB+	2,400	[4]	Republic of South Africa, 7.375%, 4/25/12	2,595,000
BB-	2,400		Republic of the Philippines, 8.875%, 4/15/08	2,505,444
B+	950		Republic of Uruguay, 6.875%, 1/19/16 (EUR)	1,252,834
			Republic of Venezuela,
BB-	2,214		3.063%, 3/31/07	2,202,862
BB-	4,000	[3]	6.511%, 4/20/11	3,960,000
BB-	4,800		9.125%, 6/18/07	4,900,800
BB-	2,000		11.00%, 3/05/08 (EUR)	2,754,409
BBB+	4,000		Russian Federation, 10.00%, 6/26/07	4,127,600
BB-	2,735		Turkey, 7.00%, 9/26/16	2,680,300
			Ukraine,
BB-	2,800	[2]	6.875%, 3/04/11	2,828,000
BB-	16,100	[2,3,4]	8.903%, 8/05/09	17,005,625
			United Mexican States,
Baa1	4,800	[3,4]	6.20%, 1/13/09	4,850,400
Baa1	10,000		8.00%, 12/24/08 (MXN)	916,318
A	9,820		9.00%, 12/22/11 (MXN)	926,710

			Total Foreign Government Bonds	97,417,840

	Shares

			Common Stocks—0.0%
	947	[5,6]	Critical Care Systems Intl., Inc.	6,629

			Total investments—159.6% (cost $715,560,2657)	$ 718,603,594
			Liabilities in excess of other assets (including $35,089,641 in reverse repurchase agreements payable, $18,427,821 in investments purchased payable, $16,938,058 in receivable from investments sold and 10,448,854 in interest receivable)—(5.5)%	(24,646,215)
			Preferred shares at redemption value, including dividends payable—(54.1)%	(243,549,058)

			Net Assets Applicable to Common Shareholders—100%	$ 450,408,321

[1]	Using the highest of Standard &Poor’s, Moody’s Investors Service or Fitch ratings.
[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2006, the Trust held 7.4% of its net assets, with a current market value of $33,532,353, in securities restricted as to resale.
[3]	Variable rate security. Rate shown is interest rate as of September 30, 2006.
[4]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.
[5]	Security is fair valued.
[6]	Non-income producing security.
[7]	Cost for Federal income tax purposes is $715,693,341. The net unrealized appreciation on a tax basis is $2,910,253, consisting of $8,288,970 gross unrealized appreciation and $5,378,717 gross unrealized depreciation.
A category in the Corporate Bonds and Bank Loans sections may contain multiple industries as defined by the Securities and Exchange Commission’s Standard Industry Codes.

KEY TO ABBREVIATIONS
CHF	—	Swiss Franc	LIBOR	—	London Interbank Offered Rate
CND	—	Canadian Dollar	MXN	—	Mexican Peso
EUR	—	Euro	PRIME	—	Prime Rate
GBP	—	British Pound	TBD	—	To Be Determined

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Global Floating Rate Income Trust___

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: November 29, 2006

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006